Revenue (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue [Abstract]
Merchandise revenue	$ 28,227	$ 41,970	$ 83,412	$ 104,347	$ 125,769
Marketplace revenue	2,660	2,154	4,498	3,056	2,234
Rental revenue	236	222	469	336
Total	$ 31,123	$ 44,346	$ 88,379	$ 107,739	$ 128,003